Risk Management and Hedging Activities - Schedule of Changes in Derivative Instruments not Designated as Hedging Instruments (Detail) (Derivative Assets Not Designated As Hedging Instruments [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Affiliates [Member] | Commodity Derivatives [Member]
Derivative [Line Items]
Realized	$ 73	$ 45	$ 2
Unrealized	(51)	8	(1)
(Losses) gains from commodity derivative activity, net	22	53	1
Third Party [Member] | Commodity Derivatives [Member]
Derivative [Line Items]
Realized	(19)	4	(36)
Unrealized	14	13	43
(Losses) gains from commodity derivative activity, net	(5)	17	7
Third Party [Member] | Interest Rate Derivatives [Member]
Derivative [Line Items]
Realized	(2)	(7)	(4)
Unrealized	2	7	5
(Losses) gains from commodity derivative activity, net			$ 1